Material Agreements - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended				12 Months Ended
	Dec. 07, 2018	Dec. 19, 2017	May 31, 2019	Jun. 30, 2020		Jun. 30, 2019		Mar. 31, 2020		Mar. 31, 2019
Upfront, non-refundable payment		$ 30,000,000
Research and development and out-of-pocket		50.00%
Purchase price	$ 37,800,000
Swiss value-added tax receivable				$ 0				$ 3,009,000		$ 2,913,000
Costs incurred and reported to the company				16,922,000	[1]	$ 18,476,000	[1]	$ 47,927,000	[2]	$ 25,733,000	[2]
Han All Biopharma Co Ltd
Costs incurred and reported to the company				$ 0		$ 0
Achievement of Development and Regulatory
Milestone Payments			$ 10,000,000
Maximum [Member]
Consideration paid		$ 20,000,000
Maximum [Member] | Upon Achievement Of Development Regulatory And Sales Milestones [Member]
Contingent milestone payments		$ 452,500,000

[1]	Includes $108 and $151 of costs allocated from Roivant Sciences Ltd. for the three months ended June 30, 2020 and 2019, respectively.
[2]	Includes $159 and $3,582 of costs allocated from Roivant Sciences Ltd. for the years ended March 31, 2020 and 2019, respectively.